Share-Based Compensation - Assumptions used to Determined the Estimated Fair Value of Options using the Binomial Option Pricing Model (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	2.51%	3.40%
Volatility	55.00%	46.00%
Dividend yield
Exercise multiples	¥ 2.8
Life of options	7 years	7 years
Fair value of underlying ordinary shares	¥ 20.57	¥ 49.67
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples		2.2
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples		¥ 2.8